EQUITY (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2014 1997 Stock Option Plan Stock Options	Dec. 31, 2013 1997 Stock Option Plan Stock Options USD ($)	Dec. 31, 2012 1997 Stock Option Plan Stock Options USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance								1,000,000
Term of options granted								10 years
Stock options exercised					2,818	100,000	12,000		100,000	12,000
Proceeds from employees stock options exercised	$ 16,000	96,000	1,337,000	135,000					$ 215,400	$ 21,300